Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2022
Basis of preparation and accounting policies
Basis of preparation and accounting policies

A     Basis of preparation and accounting policies

A1   Basis of preparation and exchange rates

Prudential plc (‘the Company’) together with its subsidiaries (collectively, ‘the Group’ or ‘Prudential’) provides life and health insurance and asset management products in Asia and Africa. The Group is headquartered in Hong Kong.

Basis of preparation

These consolidated financial statements have been prepared in accordance with IFRS Standards as issued by the IASB and in accordance with UK-adopted international accounting standards. At 31 December 2022, there were no unadopted standards effective for the year ended 31 December 2022 which had an impact on the consolidated financial statements of the Group, and there were no differences between UK-adopted international accounting standards and IFRS Standards as issued by the IASB in terms of their application to the Group.

The Group accounting policies are the same as those applied for the year ended 31 December 2021 with the exception of the adoption of the new and amended IFRS Standards as described in note A2.

Going concern basis of accounting

The Directors have made an assessment of going concern covering a period of at least 12 months from the date these consolidated financial statements are approved. In making this assessment, the Directors have considered both the Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks and the mitigations available to address them, as well as the results of the Group’s stress and scenario testing.

Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period of at least 12 months from the date these consolidated financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Company and the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these consolidated financial statements for the year ended 31 December 2022.

Exchange rates

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year-to-date
USD : local currency	31 Dec 2022	31 Dec 2021	31 Dec 2020	31 Dec 2022	31 Dec 2021	31 Dec 2020
Chinese yuan (CNY)	6.95	6.37	6.54	6.73	6.45	6.90
Hong Kong dollar (HKD)	7.81	7.80	7.75	7.83	7.77	7.76
Indian rupee (INR)	82.73	74.34	73.07	78.63	73.94	74.12
Indonesian rupiah (IDR)	15,567.50	14,252.50	14,050.00	14,852.24	14,294.88	14,541.70
Malaysian ringgit (MYR)	4.41	4.17	4.02	4.40	4.15	4.20
Singapore dollar (SGD)	1.34	1.35	1.32	1.38	1.34	1.38
Taiwan dollar (TWD)	30.74	27.67	28.10	29.81	27.93	29.44
Thai baht (THB)	34.56	33.19	30.02	35.06	32.01	31.29
UK pound sterling (GBP)	0.83	0.74	0.73	0.81	0.73	0.78
Vietnamese dong (VND)	23,575.00	22,790.00	23,082.50	23,409.87	22,934.86	23,235.84

Foreign exchange translation

In order to present the consolidated financial statements in USD, the results and financial position of entities not using USD as functional currency (ie the currency of the primary economic environment in which the entity operates) must be translated into USD.

All assets and liabilities of entities not operating in USD are converted at closing exchange rates while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these foreign exchange translations into the Group’s USD presentation currency is recorded as a separate component in the Statement of comprehensive income. Upon the disposal of the entity, the related cumulative foreign exchange translation differences are recycled from other comprehensive income to the income statement as part of the gain or loss on disposal.

The general principle for converting foreign currency transactions to the functional currency of an entity is to translate at the functional currency spot rate prevailing at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the spot exchange rate for the functional currency at the reporting date. Changes resulting from the foreign exchange translations into the functional currency of the entity are recognised in the income statement.

The consolidated financial statements do not represent Prudential’s statutory accounts for the purposes of the UK Companies Act. These financial statements are based on the prescribed formats. The Group’s external auditors have reported on the 2022, 2021 and 2020 statutory accounts. Statutory accounts for 2021 and 2020 have been delivered to the UK Registrar of Companies and those for 2022 will be delivered following the Company’s Annual General Meeting. The auditor’s reports were (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.

A2     New accounting pronouncements in 2022

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2022:

–	Amendments to IAS 37 ‘Onerous contracts – Cost of Fulfilling a Contract’ issued in May 2020;
–	Annual Improvements to IFRS Standards 2018-2020 issued in May 2020;
–	Amendments to IAS 16 ‘Property, Plant and Equipment – Proceeds before Intended Use’ issued in May 2020; and
–	Reference to the Conceptual Framework – Amendments to IFRS 3 ‘Business combination’ issued in May 2020.

The adoption of these pronouncements has had no significant impact on the Group consolidated financial statements.

A3    Accounting policies

A3.1    Critical accounting policies, estimates and judgements

Note A3.1 presents the critical accounting policies, estimates and judgements applied in preparing the Group’s consolidated financial statements. Other accounting policies, where significant, are presented in the relevant individual notes. All accounting policies are applied consistently for the years presented and normally are not subject to changes unless new accounting standards, interpretations or amendments are introduced by the IASB.

The preparation of these consolidated financial statements requires Prudential to make accounting estimates and judgements about the amounts of assets, liabilities, revenues and expenses, which are both recognised and unrecognised (eg contingent liabilities) in the consolidated financial statements. Prudential evaluates its critical accounting estimates, including those related to long-term business provisioning and the fair value of assets as required. The notes below set out those critical accounting policies, the application of which requires the Group to make critical estimates and judgements. Also set out are further critical accounting policies affecting the presentation of the Group’s results and other items that require the application of critical estimates and judgements.

(a)    Critical accounting policies with associated critical estimates and judgements

Measurement of policyholder liabilities and unallocated surplus of with-profits

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4.

Impacts $146.7 billion of policyholder liabilities and unallocated surplus of with-profits funds including those held by joint venture and associates.

Policyholder liabilities are estimated based on a number of actuarial assumptions (eg mortality, morbidity, policyholder behaviour and expenses).

The Group applies judgement in determining the actuarial assumptions to be applied to estimate the future amounts due to or from the policyholder in the measurement of the policyholder liabilities.

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS Standards in 2005. This was set out in the Statement of Recommended Practice issued by the Association of British Insurers (ABI SORP). The ABI SORP was withdrawn for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the term 'grandfathered' ABI SORP refers to the requirements of the pronouncements prior to its withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IFRS 15 ‘Revenue from Contracts with Customers’ applies.

The current policies applied for the Group’s insurance businesses are noted below.

Measurement of insurance contract liabilities and investment contract liabilities with discretionary participation features

The policyholder liabilities for businesses of the insurance operations are generally determined in accordance with methods prescribed by local GAAP, adjusted to comply with the 'grandfathered' ABI SORP where necessary. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. The UK-style with-profits funds’ liabilities in Hong Kong are valued under the realistic basis in accordance with the requirements of ‘grandfathered’ FRS 27 ‘Life Assurance’ (issued by the UK Accounting Standards Board in 2004 and withdrawn in 2015). The realistic basis requires the value of liabilities to be calculated as the sum of a with-profits benefits reserve, future policy-related liabilities and the realistic current liabilities of the fund. In Taiwan and India, US GAAP principles are applied.

Further details on how liabilities are determined for material product types are set out in note C3.4. This includes the approach to assumption setting including a margin for prudence. The sensitivity of the insurance operations to variations in key economic assumptions, as well as the insurance risks of mortality and morbidity, is discussed in note C6.1.

In April 2022 Prudential Hong Kong Limited received approval from the Hong Kong IA to early adopt the new risk-based capital regime effective from 1 January 2022. The implication for IFRS reporting of the Group is as explained further in note C3.2.

Measurement of unallocated surplus of with-profits funds

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group's accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group's with-profits funds in Hong Kong and Malaysia. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess or shortfall of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to or from the unallocated surplus each period through a charge or credit to the income statement. In Hong Kong, the unallocated surplus includes the shareholders' share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus.

The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation or depreciation on investments.

Liability adequacy test

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs and, where relevant, present value of acquired in-force business) is sufficient to cover current estimates of future cash outflows of the in-force policies over the expected lives. Any deficiency is immediately charged to the income statement. The liability adequacy test is performed at the level of a portfolio of contracts that are subject to broadly similar risks and managed together as a single portfolio which may be at an entity or business unit level, depending on how the business is managed.

(b)     Further critical accounting policies affecting the presentation of the Group's results

Presentation of results before tax attributable to shareholders

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax borne by shareholders and tax attributable to policyholders to support understanding of the performance of the Group.

Profit before tax attributable to shareholders is $1,461 million and compares to profit before tax of $1,482 million.

The total tax charge for the Group reflects tax that, in addition to that relating to shareholders’ profit, is also attributable to policyholders through the interest in with-profits or unit-linked funds. Further detail is provided in note B3. Reported IFRS profit before the tax measure is therefore not representative of pre-tax profit attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profit attributable to shareholders, the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholders’ and shareholders’ returns.

Segmental analysis of results and earnings attributable to shareholders
The Group uses adjusted operating profit as the segmental measure of its results. Total segmental adjusted operating profit is $4,106 million.

The basis of calculation of adjusted operating profit is provided in note B1.2.

For shareholder-backed business, with the exception of securities which are treated as available-for-sale (AFS), and assets classified as loans and receivables at amortised cost, all financial investments and investment properties are designated as assets at fair value through profit or loss. Short-term fluctuations in fair value affect the result for the year and the Group provides additional analysis of results before and after the effects of short-term fluctuations in investment returns, together with other items that are of a short-term, volatile or one-off in nature.

Short-term fluctuations in investment returns on assets held by with-profits funds in Hong Kong, Malaysia and Singapore do not affect directly reported shareholder results. This is because (i) the unallocated surplus of with-profits funds is accounted for as a liability and (ii) excess or deficit of income and expenditure of the funds over the required surplus for distribution are transferred to or from policyholder liabilities (including the unallocated surplus).

(c)     Other items requiring application of critical estimates or judgements

Carrying value of distribution rights intangible assets

The Group applies judgement to assess whether factors such as the financial performance of the distribution arrangements, changes in relevant legislation and regulatory requirements indicate an impairment of intangible assets representing distribution rights.

To determine the impaired value, the Group estimates the discounted future expected cash flows arising from the cash generating unit containing the distribution rights.

Affects $3.6 billion of assets as shown in note C4.2.

Distribution rights relate to bancassurance partnership arrangements for the distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid and fees payable not subject to performance conditions. Distribution rights impairment testing is conducted when there is an indication of an impairment.

To assess indicators of an impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate that an impairment has occurred.

If an impairment has occurred, a charge is recognised in the income statement for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the cash generating unit to which it is allocated.

Deferred acquisition costs (DAC) for insurance contracts

The Group estimates projected future profits/margins to assess whether adjustments to the carrying value or amortisation profile of DAC asset are necessary.

Impacts $3.3 billion of DAC as shown in note C4.2.

Except for acquisition costs of the UK-style with-profits funds’ contracts in Hong Kong, which are accounted for under the ‘grandfathered’ FRS 27, costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ‘grandfathered’ ABI SORP.

The Group determines qualifying costs that should be capitalised (ie those costs of acquiring new insurance contracts that meet the criteria under the Group’s accounting policy for DAC) shown by an explicit carrying value in the balance sheet. However, in some insurance operations, the deferral is implicit through the reserving basis. DAC is amortised against the profit margins within future revenues on the related insurance policies. For some business units this is approximated by amortising DAC on a straight-line basis over the expected duration of the policies.

The recoverability of the DAC is measured and the DAC asset is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, an adjustment to the carrying value will be necessary either through a charge to the income statement (if the projected margins are lower than carrying value) or through a change in the amortisation profile.

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ‘grandfathered’ ABI SORP, acquisition costs are deferred and amortised as per the US GAAP requirements under ASC 944 Financial Services - Insurance.

Financial investments – Valuation

Financial investments held at fair value represent $135.7 billion of the Group’s total assets.

Financial investments held at amortised cost represent $8.4 billion of the Group’s total assets.

The Group estimates the fair value of financial investments that are not actively traded using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value (primarily through profit or loss). Financial investments held at amortised cost primarily comprise loans and deposits.

Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of quoted market prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques. Further details are included in note C2.1.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Quoted market prices are used to value investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties such as brokers or pricing services. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C2.1.

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as 'level 3' to which valuation techniques are applied and the sensitivity of profit before tax to a change in the valuation of these items, are presented in note C2.2.

A3.2   New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued by the IASB but are not yet effective for the Group in 2022. The Group prepares consolidated financial statements in accordance with IFRS Standards as issued by the IASB and UK-adopted international accounting standards. This is not intended to be a complete list as only those standards, interpretations and amendments that could have a material impact on the Group’s consolidated financial statements are discussed.

IFRS 9 ‘Financial instruments: Classification and measurement’

IFRS 9 became mandatorily effective for the annual periods beginning on or after 1 January 2018, with early application permitted and transitional rules apply. The Group met the eligibility criteria for temporary exemption under the Amendments to IFRS 4 from applying IFRS 9 and has accordingly deferred the adoption of IFRS 9 until 1 January 2023.

The Group is eligible as its activities are predominantly to issue insurance contracts based on the criteria as set out in the amendments to IFRS 4. The required disclosure of the fair value of the Group’s financial assets, showing the amounts for instruments that meet the ‘Solely for Payment of Principal and Interest’ (SPPI) criteria but do not meet the definition of held for trading and are not managed and evaluated on a fair value basis separately from all other financial assets, is provided below.

The Group is implementing this standard in conjunction with IFRS 17 as permitted. IFRS 9 replaces the existing IAS 39 ‘Financial Instruments - Recognition and Measurement’ and will affect the following three areas:

The classification and the measurement of financial assets and liabilities

IFRS 9 redefines the classification of financial assets. Based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’), financial assets are classified into one of the following categories: amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). An option is also available at initial recognition to irrevocably designate a financial asset as at FVTPL if doing so eliminates or significantly reduces accounting mismatches.

Under IAS 39, 97 per cent of the Group’s financial investments are valued at FVTPL and the vast majority of its investments will continue to be classified as such under IFRS 9. The Company expects to make an election under IFRS 9 to measure its retained interest in Jackson’s equity securities at FVOCI. Under this designation, only dividend income from this retained interest is recognised in the profit or loss of the Company. Unrealised gains and losses are recognised in other comprehensive income and there is no recycling to the profit or loss on derecognition.

The existing IAS 39 amortised cost measurement for financial liabilities is largely maintained under IFRS 9. For financial liabilities designated at FVTPL IFRS 9 requires changes in fair value due to changes in the entity’s own credit risk to be recognised in other comprehensive income.

The calculation of the impairment charge relevant for financial assets held at amortised cost or FVOCI

A new impairment model based on an expected credit loss approach replaces the existing IAS 39 incurred loss impairment model, resulting in earlier recognition of credit losses compared to IAS 39. This aspect is the most complex area of IFRS 9 to implement and will involve significant judgements and estimation processes.

The Group has assessed the scope of assets to which these requirements will apply and expects that the vast majority of the financial investments of the Group to be held at FVTPL to which these requirements will not apply. Accordingly, no significant amount of additional impairment is expected to be recognised by the Group under the expected credit loss approach as a result of the adoption of IFRS 9.

The hedge accounting requirements which are more closely aligned with the risk management activities

The Group has not applied hedge accounting treatment under IAS 39 and therefore, there is no impact in this area for the Group upon the adoption of IFRS 9.

The parent company and a number of intermediate holding companies and non-insurance subsidiaries adopted IFRS 9 in 2018 in their individual or separate financial statements where these statements are prepared in accordance with IFRS, including the UK Financial Reporting Standard 101 ‘Reduced Disclosure Framework’. The public availability of the financial statements for these entities varies according to the local laws and regulations of each jurisdiction. The results for these entities continue to be accounted for on an IAS 39 basis in these consolidated financial statements.

The fair value of the Group’s directly held financial assets at 31 December 2022 and 2021 are shown below. Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) as defined by IFRS 9 are shown separately. This excludes financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis.

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2022	during 2022	31 Dec 2022	during 2022
	$m	$m	$m	$m
Accrued investment income	1,135	—	—	—
Other debtors	1,694	—	—	—
Loansnote	2,189	15	468	(37)
Equity securities and holdings in collective investment schemes	—	—	57,679	(8,420)
Debt securities	—	—	76,989	(21,803)
Derivative assets, net of derivative liabilities	—	—	(432)	(4,487)
Deposits	6,275	—	—	—
Cash and cash equivalents	5,514	—	—	—
Total financial assets, net of derivative liabilities	16,807	15	134,704	(34,747)

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2021	during 2021	31 Dec 2021	during 2021
	$m	$m	$m	$m
Accrued investment income	1,171	—	—	—
Other debtors	1,779	—	—	—
Loansnote	2,126	41	647	(1)
Equity securities and holdings in collective investment schemes	—	—	61,601	4,061
Debt securities	226	—	98,868	(3,164)
Derivative assets, net of derivative liabilities	—	—	219	(943)
Deposits	4,741	—	—	—
Cash and cash equivalents	7,170	—	—	—
Total financial assets, net of derivative liabilities	17,213	41	161,335	(47)

Note

The loans that pass the SPPI test in the tables above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C2.2.

The underlying financial assets of the Group’s joint ventures and associates accounted for using the equity method are analysed below into those which meet the SPPI condition of IFRS 9, excluding any financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis, and all other financial assets.

Fair value information of the financial assets held by CITIC-Prudential Life Insurance Company (CPL), the Group’s individually material joint venture, is shown in the table below. The amounts disclosed represent 100 per cent of the entity’s financial assets and not the Group’s share of those amounts and have been prepared on the same basis as the Group’s consolidated financial statements.

	Financial assets that pass
	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
CPL (100% of the financial assets of the entity)	2022	2021	2022	2021	2022	2021
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	176	170	—	—	—	—
Other debtors	667	620	—	—	—	—
Loans	674	656	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	15,698	12,882	(1,314)	254
Debt securities	—	—	11,478	11,976	37	184
Deposits	1,174	1,210	—	—	—	—
Cash and cash equivalents	561	422	—	—	—	—
Total financial assets	3,252	3,078	27,176	24,858	(1,277)	438

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.

Fair value information for the Group’s share of financial assets of other joint ventures and associates in aggregate is set out in the table below:

	Financial assets that pass
	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
Other JVs and associates (Prudential’s share)	2022	2021	2022	2021	2022	2021
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	83	85	—	—	—	—
Other debtors	143	187	—	—	—	—
Loans	—	26	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	3,657	3,859	133	680
Debt securities	—	—	3,476	3,674	(131)	(121)
Deposits	335	203	—	—	—	—
Cash and cash equivalents	380	510	—	—	—	—
Total financial assets	941	1,011	7,133	7,533	2	559

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.

IFRS 17 ‘Insurance Contracts’

IFRS 17 ‘Insurance Contracts’ became effective on 1 January 2023 and replaces IFRS 4 ‘Insurance Contracts’. IFRS 4 permitted insurers to continue to use the statutory basis of accounting for insurance assets and liabilities that existed in their jurisdictions prior to January 2005. IFRS 17 replaced this with a new measurement model that significantly changes the way insurance and reinsurance contracts are accounted for, albeit the scope of IFRS 17 and IFRS 4 is very similar. Therefore, nearly all of the Group’s insurance and investment contracts with discretionary participation features accounted under IFRS 4 will be accounted for under IFRS 17. The transition date of the Group for IFRS 17 was 1 January 2022. The Group is adopting IFRS 17 on its mandatory effective date on 1 January 2023, alongside the adoption of IFRS 9.

IFRS 17 implementation programme

The requirements of the new standard are complex and require a fundamental change to accounting, presentation and disclosures for insurance contracts as well as the application of significant judgement and new estimation techniques. The implementation of this standard has involved significant enhancements to IT, actuarial and finance systems of the Group. The Group has been implementing IFRS 17 and IFRS 9 through a Group-wide implementation programme.

A Group-wide Steering Committee, chaired by the Group Chief Financial Officer, provides oversight and strategic direction to the implementation programme. Regular updates on progress are provided to the Group Audit Committee and during 2022 members of the Committee, as well as the Board, received training on the new requirements. Since the last Annual Report, the systems implementation has been completed and the transition impacts at 1 January 2022 have been calculated. The production of half year and full year 2022 comparatives using the IFRS 17 accounting standard is scheduled to be completed in the first half of 2023.

Overview of IFRS 17

IFRS 17 requires liabilities for insurance contracts to be measured as the total of:

–

fulfilment cash flows, comprising the best estimate of the present value of future cash flows within the contract boundary that are expected to arise and an explicit risk adjustment for non-financial risk; and

–	a contractual service margin (CSM) that is representing the deferral of any day-one gains arising on initial recognition.

Losses are recognised directly into the income statement. For measurement purposes, contracts are grouped together into contracts of similar risk, profitability profile and issue year, with further divisions for contracts that are managed separately.

The establishment of CSM on the Group’s in-force business and transition approach

Transition refers to the determination of the opening balance sheet for the first year of comparative information presented under IFRS 17 (ie at 1 January 2022). The future cash flows and risk adjustment are measured on a current basis in the same manner as they would be calculated for subsequent measurement. The key component of transition is therefore the determination of the CSM.

The standard requires IFRS 17 to be applied retrospectively (the ‘fully retrospective approach’) unless impracticable. If a fully retrospective approach is impracticable there is an option to choose either a modified retrospective approach or a fair value approach. If reasonable and supportable information necessary to apply the modified retrospective approach is not available, the fair value approach must be applied. The Group applied all three approaches on transition, after taking into account the information that is available to be used for the different groups of contracts of the Group. The fair value approach is applied, in particular, where suitable historical information required to apply the retrospective transition approaches is no longer practicably available.

Profit for insurance contracts under IFRS 17

IFRS 17 introduces a new measure of insurance revenue, based on the delivery of services to policyholders and excluding any premiums related to the investment elements of policies, which will be significantly different from existing premium revenue measures, currently reported in the income statement.

Profit for insurance contracts under IFRS 17 is represented by the recognition of the services provided to policyholders in the period (release of the CSM), release from non-economic risk (release of risk adjustment) and the excess of the actual investment return in the period over the effect of the unwind of the rate used to discount the General Measurement Model liabilities , together with operating variances as appropriate. CSM is released in line with coverage units that are a measure of the quantity of benefits provided under a contract and the period over which coverage is provided.

The CSM is released as profit over the coverage period of the insurance contract, reflecting the delivery of services to the policyholder. Under IFRS 17 insurance contracts are measured under either the General Measurement Model (GMM), the Variable Fee Approach (VFA) for contracts with direct participating features or the simplified Premium Allocation Approach (PAA). The Group predominantly uses the VFA and GMM, depending on the specific characteristics of the insurance contracts. The Group makes very limited use of the PAA for some small portfolios of short duration contracts. Reinsurance contracts held are measured under the GMM.

We estimate that over two-thirds of the CSM at transition is calculated using the VFA and relates to the Group’s with-profits products, the Group’s flagship critical illness products in Hong Kong and unit-linked products with a low proportion of protection riders. The contracts calculated using the GMM, include the Group’s non-profit protection business and unit-linked business with a high proportion of protection riders.

The fulfilment cash flows comprise the best estimate of the present value of future cash flows within the contract boundary that are expected to arise and an explicit risk adjustment for non-financial risk. The discount rate applied to derive the present value of future cash flows is determined on a bottom-up basis, starting with a liquid risk-free yield curve and adding an illiquidity premium to reflect the characteristics of the insurance contracts. The risk adjustment reflects the compensation the Group requires for bearing the uncertainty about the amount and timing of the cash flows from non-financial risk as the Group fulfils insurance contracts, determined by the Group using a confidence level approach.

The fulfilment cash flows are updated each reporting date to reflect current conditions. For contracts with direct participating features which are accounted for under the VFA, the CSM represents the variable fee to shareholders and it is adjusted to reflect the effect of changes in economics as well as experience variances and/or assumptions changes that relate to future services. For contracts accounted for under GMM, the CSM is accreted using the locked-in discount rates and only adjusted to reflect the effect of non-economic experience variances and/or assumptions changes that relate to future services. The adjustments to the CSM are determined using the locked-in discount rates.

Expected impact on transition (1 January 2022)

The Group is adopting IFRS 17 retrospectively to its 2022 comparatives as required by the standard. As permitted by IFRS 9, the Group is not planning to restate the 2022 comparatives on initial application of IFRS 9 but the Group is taking advantage of the classification overlay for selected assets, principally to change the classification of certain debt securities, so that they are valued at amortised cost rather than at fair value under IAS 39, and certain loans, so that they are valued at fair value instead of the prior amortised cost valuation. Changes from IFRS 9 have an immaterial impact on the Group's financial statements.

The adoption of IFRS 17 and the IFRS 9 classification overlay are estimated to increase the Group shareholders’ equity at 1 January 2022 to between $18.9 - $19.8 billion. This reflects the release of prudent margins from our legacy accounting basis, particularly in Hong Kong, recognition of the shareholders’ share of the inherited estate within the with-profit funds and the net impact of timing differences in the pattern of profit recognition. The overall net impact of the IFRS 9 classification overlay at 1 January 2022 is insignificant given the vast majority of the Group’s financial investments will continue to be carried at fair value through profit or loss under IFRS 9, as currently applied under IAS 39.

The Group is yet to complete production of its 2022 comparatives under the IFRS 17 accounting standard. In addition we continue to review our IFRS 17 accounting policies and approach to ensure they remain in line with market practice. Therefore the impacts discussed above are subject to change prior to finalisation of the Group’s financial statements for the year ending 31 December 2023.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements have also been issued and are not yet effective but the Group is not expecting them to have a significant impact on the Group’s consolidated financial statements:

–

Amendments to IAS 1 ‘Classification of liabilities as current or non-current’ issued in January 2020 and effective from 1 January 2023. An exposure draft was issued in November 2021 proposing for this effective date to be delayed to periods starting no earlier than 1 January 2024;

–	Amendments to IAS 1 and IFRS Practice Statement 2 ‘Disclosure of accounting policies’ issued in February 2021 and effective from 1 January 2023;
–	Amendments to IAS 8 ‘Definition of accounting estimates’ issued in February 2021 and effective from 1 January 2023;
–	Amendments to IAS 12 ‘Deferred tax related to assets and liabilities arising from a single transaction’ issued in May 2021 and effective from 1 January 2023;
–	Amendments to IFRS 16 ‘Lease liability in a sale and leaseback’ issued in September 2022 and effective from 1 January 2024; and
–	Amendments to IAS 1 ‘Non-current liabilities with covenants’ issued in October 2022 and effective from 1 January 2024.